Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 11, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A of DWS Communications Fund, DWS Enhanced Commodity Strategy Fund, DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund (collectively, the “New Funds”), each a series of DWS Securities Trust (the “Trust”); (Reg. Nos. Reg. Nos. 002-36238, 811-02021)

Ladies and Gentlemen:

On behalf of the new Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing (i.e., April 29, 2011). No fees are required in connection with this filing.

The Amendment reflects the reorganization of each of DWS Communications Fund, DWS Enhanced Commodity Strategy Fund, DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund (each, a “Predecessor Fund”) into a newly created corresponding shell series of the Trust (i.e., its corresponding New Fund), which New Fund is substantially similar in all material respects to its respective Predecessor Fund.  The Predecessor Funds for DWS RREEF Global Real Estate Securities Fund and DWS RREEF Real Estate Securities Fund are each a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760).  The Predecessor Fund for DWS Communications Fund is a series of DWS Communications Fund, Inc. (Securities Act File No. 002-87336, Investment Company Act File No. 811-03883).  Lastly, the Predecessor Fund for DWS Enhanced Commodity Strategy Fund is a series of DWS Institutional Funds (Securities Act File No. 033-34079, Investment Company Act File No. 811-06071).

The Board of the Trust, DWS Advisor Funds, DWS Communications Fund, Inc. and DWS Institutional Funds has approved the proposed reorganizations. The Board of each of the Predecessor Funds has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganizations are intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

Each New Fund has the same investment objectives, policies, and operations as its corresponding Predecessor Fund and will offer the same classes of shares.  The prospectus(es) and statement(s) of additional information for each New Fund are identical to the currently effective prospectuses and statements of additional information of the New Fund’s corresponding Predecessor Fund, except to note that the New Fund is newly offered and to provide updates to the disclosure as necessary.

In addition, the Amendment includes disclosure relating to a modification of DWS RREEF Global Real Estate Securities Fund’s principal investment strategy, effective upon the completion of the merger of DWS RREEF World Real Estate Fund, Inc. into DWS RREEF Global Real Estate Securities Fund (currently anticipated to occur on or about February 28, 2011).  The Amendment also reflects changes to the new Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

The filing also includes the statutory prospectuses and Statements of Additional Information for (1) Class M shares of DWS Enhanced Commodity Strategy Fund, which were issued in connection with the merger of the closed-end fund, DWS Enhanced Commodity Strategy Fund, Inc., into a newly-created Class M share class of the open-end fund, effective August 23, 2010; and (2) Class M shares of DWS RREEF Global Real Estate Securities Fund, which will be issued in connection with the merger of the closed-end fund, DWS RREEF World Real Estate Fund, Inc., into a newly-created Class M share class of the open-end fund, effective February 28, 2011.  Class M shares are not available for purchase.  In each case, the Class M shares will be exchanged for Class S shares of the same fund one year after the respective mergers.

The Amendment has been electronically coded to show changes from the appropriate post-effective amendment to the previously effective registration statements.

Please direct any comments relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

                         /s/Laura McCollum

                         Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray